Share Capital (Details)	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2023 $ / shares shares	Feb. 28, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares shares	Aug. 16, 2022 ₪ / shares	Mar. 06, 2022 ₪ / shares
Disclosure of classes of share capital [line items]
Par value per share | (per share)		$ 0.1	₪ 18		₪ 0.1	₪ 0.1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	180,000,000	180,000,000		180,000,000
Par value per share | ₪ / shares	₪ 0.1			₪ 0.1